Group balance sheet - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment		$ 106,044	$ 112,902
Goodwill		11,960	12,373
Intangible assets		10,200	6,451
Investments in joint ventures		12,400	9,982
Investments in associatesa	[1]	8,201	21,001
Other investments		2,670	2,544
Fixed assets		151,475	165,253
Loans		1,271	922
Trade and other receivables		1,092	2,693
Derivative financial instruments		12,841	7,006
Prepayments		576	479
Deferred tax assets		3,908	6,410
Defined benefit pension plan surpluses		9,269	11,919
Non-current assets		180,432	194,682
Current assets
Loans		315	355
Inventories		28,081	23,711
Trade and other receivables		34,010	27,139
Derivative financial instruments		11,554	5,744
Prepayments		2,092	2,486
Current tax receivable		621	542
Other investments		578	280
Cash and cash equivalents		29,195	30,681
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		106,446	90,938
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		1,242	1,652
Current assets		107,688	92,590
Total assets		288,120	287,272
Current liabilities
Trade and other payables		63,984	52,611
Derivative financial instruments		12,618	7,565
Accruals		6,398	5,638
Current lease liabilities		2,102	1,747
Current finance debt		3,198	5,557
Current tax payable		4,065	1,554
Provisions		6,332	5,256
Current liabilities other than liabilities included in disposal groups classified as held for sale		98,697	79,928
Liabilities included in disposal groups classified as held for sale		321	359
Current liabilities		99,018	80,287
Non-current liabilities
Other payables		10,387	10,567
Derivative financial instruments		13,537	6,356
Accruals		1,233	968
Non-current lease liabilities		6,447	6,864
Finance debt		43,746	55,619
Deferred tax liabilities		10,526	8,780
Provisions		14,992	19,572
Defined benefit pension plan and other post-retirement benefit plan deficits		5,244	7,820
Non-current liabilities		106,112	116,546
Total liabilities		205,130	196,833
Net assets		82,990	90,439
Equity
bp shareholders’ equity		67,553	75,463
Non-controlling interests		15,437	14,976
Total equity	[2]	$ 82,990	$ 90,439

[1]	See Note 1 - Significant judgements and estimate: investment in Rosneft for further information
[2]	See Note 31 for further information.